Related Party Transactions	12 Months Ended
Oct. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 10 — RELATED PARTY TRANSACTIONS

The Group records transactions with various related parties. These related party balances as of October 31, 2025 and 2024 and transactions for the years ended October 31, 2025, 2024 and 2023 are identified as follows:

Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Group
Dr. Guohua Zhang(1)	Former Chief Executive Officer and Chairman of the Board
Mr. Jinyu Chang (2)	Controller of the Company, former Chairman of the Board
Mr. Dong Zhang	10% shareholder of Topsheen Samoa, 39% shareholder of Topsheen Shipping
Mr. Hanxi Chang	Former Chief Executive Officer
Shanghai Weisheng International Logistics Co., Ltd	Controlled by Shoucheng, Lei, director of Topsheen Shipping
Topsheen Shipping Limited (Topsheen Ltd.”)	Related to Mr. Dong Zhang
Nanjing Derun Shipping Co., Ltd.	Controlled by Mr. Dong Zhang, former principal shareholder, Chief Shipping Officer and director
Top Wisdom Shipping Management Co. Limited	Related to Mr. Dong Zhang
Max Bright Marine Service Co. Ltd.	Related to Mr. Dong Zhang
Top Legend Shipping Co. Limited	Related to Mr. Dong Zhang
Top Creation International (HK) Limited	Related to Mr. Dong Zhang
Top Moral Shipping Limited	Related to Mr. Dong Zhang
New Galion Group (HK) Co. Ltd (“New Galion”)	Controlled by Dr. Guohua Zhang
High-Trend Holdings USA LLC (“High-Trend”)	Controlled by Mr. Jinyu Chang, a major shareholder of the Company
Speed Wealthy Ltd.	Controlled by Mrs.Ran Li (Mrs. Li is Dong Zhang’s spouse)

(1)	Prior to July 11, 2024, Dr. Guohua Zhang (“Dr. Zhang”) was the ultimate controlling shareholder of the Company, holding a 67.14% beneficial ownership interest. On July 11, 2024, Dr. Zhang and transferred 800,000 Class A Ordinary Shares, representing 35.85% of the Company’s outstanding shares, to High-Trend. In connection with the transaction, Dr. Zhang resigned as Chief Executive Officer and Interim Chief Financial Officer and ceased to serve as Chairman of the Board of Directors on October 16, 2024. The Company’s shareholders voted to approve the removal of Dr. Zhang as a director of the Company on January 3, 2025. After the July 11, 2024 transaction, Mr. Jinyu Chang (“Mr. Chang”) as the sole shareholder and manager of High-Trend, became the ultimate controlling shareholder of the Company. As of April 22, 2025, Dr. Zhang held less than a 10% beneficial ownership interest and ceased to be a related party.

(2)	Effective March 13, 2025, Mr. Chang resigned as the Chairman of our Board of Directors, but continued to serve as a director of the Company. Also, effective March 13, 2025, Mr. Christopher Nixon Cox was elected to serve as a director and the Chairman of our Board of Directors.

(a)	Due from related parties

Due from related parties consisted of the following:

	October 31, 2025	October 31, 2024

Top Moral Shipping Limited (1)	$366,612	$-
Topsheen Shipping Limited (1)	1,062,196	-
High-Trend (2)	-	3,472
Total	$1,428,808	$3,472

(1)	The balance mainly represents certain payments made for vessel leases, which were subsequently cancelled and was subject to refund as of October 31,2025. The balance was fully collected as of December 31, 2025.

(2)	The balance mainly represents a one-time advance to cover emergency business costs to High-Trend as of October 31, 2024.
(b)	Due to related parties

Due to related parties consisted of the following:

	October 31, 2025	October 31, 2024
Topsheen Shipping Limited (1)	$-	$4,540,347
Shanghai Weisheng International Logistics Co., Ltd.	10,724	4,137
Nanjing Derun Shipping Co., Ltd.	-	6,242
Jinyu Chang	75,255	-
Dr. Guohua Zhang (2)	-	952,181
High-Trend	5,080	-
Total	$91,059	$5,502,907

(1)	The balances mainly represented the working capital advances provided by Topsheen Shipping Limited and was extinguished pursuant to an agreement signed on March 10, 2025. (see below (d) Issuance of shares for private placement/warrants settlement to related parties).

(2)	As of October 31, 2024, Dr. Guohua Zhang advanced $952,181 to the Group to pay operating business expanses. All these advances are non-interest bearing and due on demand. As of April 22, 2025, Dr. Zhang held less than a 10% beneficial ownership interest and ceased to be a related party. The balance of $952,181 was reclassified to accrued expenses and other liabilities.

(c)	Issuance of a convertible note to a related party

On September 16, 2024, the Company closed the sale of a $3,548,000 senior unsecured convertible promissory note (the “September 2024 Note”) to High-Trend, which was converted into 1,419,200 Class A Ordinary Shares on September 23, 2024. In connection with the September 2024 Note, the Company also issued 961,807 warrants to High-Trend with an exercise price $4.15 per share for a term of five years. All of the warrants were exercised. As of October 31, 2025, no warrants were outstanding.

(d)	Issuance of shares for private placement/warrants settlement to related parties

On March 10, 2025, the Company closed a private placement of 67,985 Class A Ordinary Shares at a price of $65.5 per share (aggregate consideration of $4,452,999) to Speed Wealthy. On the same date, the Company, Speed Wealthy and Topsheen Shipping Limited entered into an agreement, the Company’s issuance of shares to Speed Wealthy served as satisfaction of the Company’s $4,452,999 debt obligation to Topsheen Shipping Limited.

On March 24, 2025, the Company exchanged 133,828 warrants held by High-Trend into 100,000 Class B Ordinary Shares. Immediately prior to transaction, the warrants were classified as equity. Based on the valuation report issued by an independent valuation firm, the fair value of the 100,000 Class B Ordinary Shares approximated the fair value of the 133,828 warrants immediately before the settlement, as a result, the Company determined that there was no gain or loss to be recognized for this transaction.

These transactions represent non-cash financing activities.

(e)	Services provided by related parties

		For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
		2025	2024	2023
Topsheen Shipping Limited	Vessel leasing	$55,869,806	$32,074,722	$28,809,218
Max Bright Marine Service Co. Ltd	Vessel leasing	4,391,406	4,722,665	2,648,111
Top Wisdom Shipping Management Co. Limited	Freight services	35,304	-	64,967
Top Creation International (HK) Limited	Vessel leasing	4,986,161	3,223,900	1,856,363
Nanjing Derun Shipping Co., Ltd.	Collection agent	553,619	580,062	526,940
Top Moral Shipping Limited	Vessel leasing	3,965,931	3,594,467	8,567
Top Legend Shipping Co. Limited	Vessel leasing	4,398,896	3,797,942	3,176,917
Total		$74,201,123	$47,993,758	$37,091,083

(f) Services provided to related parties

The Group provides transportation/freight services to related parties frequently throughout the year pursuant to one-off arrangements.

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2025	2024	2023
Shanghai Weisheng International Logistics Co., Ltd	$62,773	$249,753	$371,826
Nanjing Derun Shipping Co., Ltd	-	73,532	-
Topsheen Shipping Limited	-	-	106,235
Total	$62,773	$323,285	$478,061

(g) Loan guarantee provided by a related party

Mr. Dong Zhang provided a guarantee for the repayment of the Group’s long-term loan from April 9, 2020 to May 13, 2025. (See Note 8)

(h) Strategic purchase contract with a related party

On April 20, 2022, the Company entered into a strategic purchase contract with New Galion Group (HK) CO LTD (“New Galion”), a related party controlled by Dr. Guohua Zhang. The Company agreed to purchase four sets of Maritime Carbon Neutral Intelligent Control Platform systems (the “Systems”) from New Galion for total consideration of approximately $16.2 million (HK Dollar 127.0 million) (the “Consideration”) which was to be paid in four instalments with the first payment (30% of the Consideration) payable on the Company’s acceptance of New Galion’s ship modification design report for the Systems. New Galion agreed to deliver the first set of the Systems before July 1, 2022 and deliver the rest of equipment according to Company’s shipment schedule. On June 20, 2022, the Company entered into a supplemental agreement with New Galion to defer the first delivery. The Company had the obligations to make prepayment under the agreement but did not made any payments to New Galion when it was apparent to us that their technologies would not meet our requirements. New Galion did not deliver any Systems. This agreement was mutually terminated on February 29, 2024.

In addition, for the year ended October 31, 2025, the Company also issued Class A Ordinary Shares as share based compensation to its director and executive officers and employees, among that, the Company issued in aggregated of 140,000 Class A Ordinary Shares to Mr. Dong Zhang for the purpose of providing incentives for future business development. The share awards vested in accordance with the terms of their service contracts, which generally up to 3 years. The total fair value of the share awards to Mr. Dong Zhang amounted to $10,700,000, determined based on the Company’s share price at grant dates and the Company recognized $8,448,548 in share-based compensation expenses for the year ended October 31, 2025. Furthermore, the Company issued 22,664 Class A Ordinary Shares to the former Chief Executive Officer for his past service. The fair value of the related share awards was $2,351,390, which was recognised as share-based compensation expenses for the year ended October 31, 2025 (Details refer to Note 12 Equity -Class A ordinary shares issued for share-based compensation).